Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
	For the Year Ended December 31,
	2016	2015	2014

Sales of marine petroleum products	$3,996,642	$4,155,502	$6,590,998
Voyage revenues	26,870	28,780	30,410
Other revenues	52,707	47,372	40,393
Total Revenues	4,076,219	4,231,654	6,661,801

Cost of marine petroleum products	3,670,542	3,853,450	6,286,453
Cost of voyage revenues	14,974	14,827	14,729
Cost of other revenues	37,219	31,548	23,525
Total Cost of Revenues	$3,722,735	$3,899,825	$6,324,707